First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
339,152	First Trust Core Investment Grade ETF	$7,013,663
42,021	First Trust Emerging Markets Local Currency Bond ETF	1,117,338
160,291	First Trust Intermediate Duration Investment Grade Corporate ETF	3,290,774
231,914	First Trust Limited Duration Investment Grade Corporate ETF	4,380,856
157,431	First Trust Long Duration Opportunities ETF	3,296,605
134,781	First Trust Low Duration Opportunities ETF	6,569,226
123,558	First Trust Preferred Securities and Income ETF	2,195,626
211,626	First Trust Tactical High Yield ETF	8,809,990
167,863	First Trust TCW Opportunistic Fixed Income ETF	7,233,217
	Total Exchange-Traded Funds	43,907,295
	(Cost $44,632,096)
MONEY MARKET FUNDS — 0.2%
75,010	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (b)	75,010
	(Cost $75,010)

	Total Investments — 100.0%	43,982,305
	(Cost $44,707,106)
	Net Other Assets and Liabilities — (0.0)%	(2,798)
	Net Assets — 100.0%	$43,979,507

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of January 31, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 43,907,295	$ 43,907,295	$ —	$ —
Money Market Funds	75,010	75,010	—	—
Total Investments	$43,982,305	$43,982,305	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2025, and for the fiscal year-to-date period (November 1, 2024 to January 31, 2025) are as follows:

Security Name	Shares at 1/31/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2025	Dividend Income
First Trust Core Investment Grade ETF	339,152	$—	$7,009,880	$—	$3,783	$—	$7,013,663	$30,524
First Trust Emerging Markets Local Currency Bond ETF	42,021	2,251,181	—	(1,049,888)	20,922	(104,877)	1,117,338	26,853
First Trust Intermediate Duration Investment Grade Corporate ETF	160,291	3,478,165	16,450	(167,454)	(40,055)	3,668	3,290,774	37,761
First Trust Limited Duration Investment Grade Corporate ETF	231,914	4,704,995	—	(315,708)	(10,699)	2,268	4,380,856	51,995
First Trust Long Duration Opportunities ETF	157,431	3,404,059	110,463	(164,463)	(57,045)	3,591	3,296,605	32,851
First Trust Low Duration Opportunities ETF	134,781	7,050,377	—	(499,179)	15,459	2,569	6,569,226	71,032
First Trust Preferred Securities and Income ETF	123,558	1,182,225	1,073,616	(56,615)	(3,820)	220	2,195,626	21,075
First Trust Tactical High Yield ETF	211,626	9,428,968	—	(664,097)	55,324	(10,205)	8,809,990	139,303
First Trust TCW Opportunistic Fixed Income ETF	167,863	14,977,825	—	(7,549,874)	996,919	(1,191,653)	7,233,217	123,048
		$46,477,795	$8,210,409	$(10,467,278)	$980,788	$(1,294,419)	$43,907,295	$534,442